PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6:-	PROPERTY AND EQUIPMENT

	December 31,
	2016	2015
Cost:

Computers and peripheral equipment	$1,094	$987
Office furniture and equipment	216	200
Leasehold improvements	36	30

	1,346	1,217
Accumulated depreciation:

Computers and peripheral equipment	961	877
Office furniture and equipment	170	164
Leasehold improvements	17	16

Accumulated depreciation	1,148	1,057

Depreciated cost	$198	$160

The depreciation expense for the years ended December 31, 2016, 2015 and 2015 amounted to $ 91, $ 96 and $ 106, respectively.